Related Party Transactions - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended		12 Months Ended												0 Months Ended		12 Months Ended
	Mar. 31, 2014 JPY (¥) Entity		Mar. 31, 2013 JPY (¥) Entity		Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)		Sep. 17, 2013 M3, Inc. JPY (¥)	Feb. 25, 2013 M3, Inc. JPY (¥)	Mar. 31, 2014 M3, Inc. JPY (¥)	Mar. 31, 2013 M3, Inc. JPY (¥)	Jun. 29, 2012 Music Publishing USD ($)	Jun. 29, 2012 DH Publishing, L.P. USD ($)	Jun. 29, 2012 Nile Acquisition LLC	Mar. 31, 2014 Minimum	Mar. 31, 2013 Minimum	Mar. 31, 2014 Maximum	Mar. 31, 2013 Maximum	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2014 SFI Leasing Company, Limited	Jan. 19, 2012 S-LCD JPY (¥)	Jan. 19, 2012 S-LCD KRW	Mar. 31, 2012 S-LCD JPY (¥)	Mar. 31, 2014 Partnership Interest Minimum	Mar. 31, 2014 Partnership Interest Maximum
Related Party Transaction [Line Items]
Business acquisition percentage of equity interest										39.41%			39.80%		20.00%	20.00%	50.00%	50.00%	50.00%	50.00%	34.00%			50.00%	3.00%	5.00%
Number of shares less than 50% ownership in equity method investment																								1
Impairment loss including translation adjustments						¥ 12,772																		¥ 60,019
Proceeds from sales of equity method investments																						71,986	1,070,000
Business acquisition total consideration												2,200
Business acquisition initial investment													320
Business acquisition percentage of equity interest														74.90%
Number of shares sold								155,000	95,000
Number of shares held									886,908
Cash consideration from sale shares								37,799	14,236
Gain on sale of subsidiary stock	7,753	[1],[2]	10,399	[1],[2]		2,882	[1],[2]			12,793	122,160
Remeasurement to fair value											117,216
Percentage of shares issued and outstanding								9.75%			49.80%
Net asset carrying value of subsidiary company										91,316
Estimated useful life										10 years
Carrying value of investment										105,778
Fair value of investment										107,892
Number of affiliated companies accounted for under the equity method	107		101
Dividends received from affiliated companies	2,840		2,360			1,964
Additional LCD Panel related expenses					$ 292	¥ 22,759

[1]	Refer to Note 24.
[2]	Refer to Note 25.